Right to Use Assets and Leases payable - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right to Use Assets and Leases payable
Expense relating to leases of low-value assets	R$ 13,524	R$ 13,965	R$ 7,255